Accrued Expenses	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES

6. ACCRUED EXPENSES

The following table summarizes the Company’s components of accrued expenses (in thousands):

	Year Ended December 31,
	2021	2020
Compensation and benefits related	$3,233	$291
Professional services and other	865	103
Total accrued expenses	$4,098	$394